Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Prepaid Expenses And Other Current Assets [Line Items]
Collateral on deposit-commodity derivative contracts	$ 1,861	$ 767	$ 4,622
Commodity derivative contracts	5	548
Deferred expense	13,018
Deferred financing fees, net			3,646
Loss fund payments-workers' compensation	6,466	6,968	7,538
Prepaid insurance	1,705	1,261	1,974
Prepaid tooling	1,926	764
Other	1,610	1,833
Total prepaid expenses and other current assets	26,591	12,141	19,912	25,746	22,201	31,101	38,441
Including Prepaid Tooling [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Other		$ 2,597	$ 2,132